SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
Schedule of Operating Income by Segment

	Year ended December 31, 2012
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses(*)	Consolidated

Revenues	$95,962	$62,141	$90,487	$-	$248,590

Gross profit	52,829	27,209	43,641	(413)	123,266

Operating expenses	42,439	26,535	41,721	3,258	113,953
Operating income	$10,390	$674	$1,920	$(3,671)	$9,313

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $3,285 and other non-recurring expenses amounted $386.

	Year ended December 31, 2013
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses (*)	Consolidated

Revenues	$104,693	$60,313	$100,350	$-	$265,356

Gross profit	62,162	26,114	53,789	44	142,109

Operating expenses	49,052	25,669	47,015	(5,240)	116,496
Operating income	$13,110	$445	$6,774	$5,284	$25,613

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,954 income from settlement with third parties amounted $6,692 and other non-recurring income amounted $546

	Year ended December 31, 2014
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses (income) (*)	Consolidated

Revenues	$110,189	$58,961	$120,569	$-	$289,719

Gross profit	65,684	25,620	63,710	(165)	154,849

Operating expenses	50,115	25,754	53,708	4,056	133,633
Operating (loss) income	$15,569	$(134)	$10,002	$(4,221)	$21,216

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $2,776, IPO related expenses amounted $1,194 and other non-recurring expenses amounted $251.

Schedule of Assets by Segment

	Year ended December 31, 2012
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$38,027	$29,608	$35,834	$31,437	$134,906
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$930	$602	$2,363	$-	$3,895
Depreciation and amortization	$1,561	$1,237	$2,068	$-	$4,866

	Year ended December 31, 2013
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$42,323	$27,057	$35,229	$51,619	$156,228
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$1,183	$681	$1,760	$-	$3,624
Depreciation and amortization	$1,476	$1,348	$2,848	$239	$5,911

	Year ended December 31, 2014
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$43,717	$30,311	$39,248	$114,161	$227,437
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$1,039	$556	$2,241	$-	$3,836
Depreciation and amortization	$1,874	$1,713	$3,407	$-	$6,994

Schedule of Financial Data by Geographic Location
	Year ended December 31, 2012
	Americas (*)	EMEA	APAC (**)	Japan	Consolidated

Revenues	$92,446	$42,536	$74,969	$38,639	$248,590
Total long-lived assets	$2,808	$6,196	$1,377	$1,003	$11,384
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2013
	Americas (*)		EMEA		APAC (**)		Japan		Consolidated

Revenues		$92,209		$47,792		$86,125		$39,230	$265,356
Total long-lived assets	$		$		$		$		$12,887
Goodwill		$37,009		$13,208		$-		$-	$50,217

	Year ended December 31, 2014
	Americas (*)	EMEA	APAC (**)	Japan	Consolidated

Revenues	$93,398	$58,470	$100,494	$37,357	$289,719
Total long-lived assets	$2,704	$8,402	$2,444	$1,151	$14,701
Goodwill	$37,009	$13,208	$-	$-	$50,217

(*)	Mainly U.S.
(**)	Mainly China